Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Acquired Intangible assets

	December 31,	December 31,
	2021	2020

Patents	$1,378,836	$1,347,307
Licensed software	28,270,157	5,610,459
Software development costs	129,051	9,412,638
Less: accumulated amortization	(8,229,006)	(2,117,829)
Less: impairment	(14,632,931)	—
Intangible assets, net	$6,916,107	$14,252,575